RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Sales taxes receivable	11,945	14,809
Trade receivables, net	198,478	101,208
	210,423	116,017